Trade accounts and other receivables from unrelated parties - Ageing analysis of trade accounts and other receivables from unrelated parties and the allowance for doubtful accounts (Details) - EUR (€)
€ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	€ 3,367,111	€ 3,471,213
not overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	2,113,268	2,080,553
up to 3 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	728,395	764,946
3 to 6 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	192,480	232,531
6 to 12 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	225,133	256,940
More than one year
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	107,835	136,243
Gross carrying amount
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	3,573,550	3,733,067
Gross carrying amount | not overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	2,147,823	2,116,259
Gross carrying amount | up to 3 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	733,582	775,684
Gross carrying amount | 3 to 6 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	201,243	251,580
Gross carrying amount | 6 to 12 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	250,406	265,946
Gross carrying amount | More than one year
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	240,496	323,598
Allowances/Expected credit losses
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	(206,439)	(261,854)
Allowances/Expected credit losses | not overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	(34,555)	(35,706)
Allowances/Expected credit losses | up to 3 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	(5,187)	(10,738)
Allowances/Expected credit losses | 3 to 6 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	(8,763)	(19,049)
Allowances/Expected credit losses | 6 to 12 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	(25,273)	(9,006)
Allowances/Expected credit losses | More than one year
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	€ (132,661)	€ (187,355)